Leasing Arrangements	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
LEASING ARRANGEMENTS

NOTE 9— LEASING ARRANGEMENTS

The Company’s operating lease assets primarily represent the lease of office space where the Company conducts its operations with the weighted average lease term of 7.2 years. The operating leases have lease terms up to eleven years. The weighted average discount rate used to calculate the present value of lease payments was 5.55% at December 31, 2020. For the years ended December 31, 2020, 2019 and 2018, the total operating lease expense was $13,434, $12,582 and $11,752, respectively. For the year ended December 31, 2020, $1,225 of operating lease expense were attributable to variable lease expenses. Operating lease expense is included in selling, general and administrative expenses in the consolidated statements of income.

For the year ended December 31, 2020, cash payments against operating lease liabilities totaled $12,901 and non-cash lease expense transactions totaled $3,314. Cash flows from operating leases are classified as net cash flows from operating activities in the accompanying consolidated statements of cash flows.

As of December 31, 2020, maturities of operating lease liabilities were as follows:

Operating
Leases
Year ending December 31:
2021	$11,775
2022	11,066
2023	10,274
2024	9,934
2025	9,558
Thereafter	21,081
Total lease payments	73,688
Less: imputed interest	(12,910)
Total operating lease liability	$60,778

At December 31, 2020, the Company did not have any significant leases executed but not yet commenced.